Related parties	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Related parties
Note
20
. Related parties
Key management personnel remuneration
Key management personnel include members of the Board of Directors and the CODM as of December 31, 2019, as described in Note 3.5.

Short-term employee benefits paid to key management personnel totaled to $3.6 million in the fiscal year 2017, $4.4 million in the fiscal year 2018 and $5.2 million in the fiscal year 2019.
On September 4, 2014, the Board of Directors adopted a change of control plan which applies to the members of the CODM. This plan defines the conditions under which a severance package will be paid after a change of control of our company. Key management personnel employment agreements include a termination indemnity or additional post-employment compensation.
Key management personnel received an aggregate of 602.000 securities in share-based remuneration (free shares and stock options) over the year ended December 31, 2019. The associated non-cash
stock-based compensation expense of $2.5 million was recognized for 2019.
Other transactions with related parties
Mr. Godard, a member of the Board of Directors, entered into two
service agreements with us and provided consultancy services in the area of (i) global development strategy and (ii) specific development of agricultural biotechnology activities. Compensation paid for those services in the years ended December 31, 2017, 2018 and 2019 amounted to $38 thousand, $70 thousand and $71 thousand respectively. No balances were outstanding at the end of each fiscal year. As of December 31, 2019, Mr. Godard held 220,175 non-employee
warrants that could be exercised to obtain 50,000 shares at a strike price of €38.45, 50,000 shares at a strike price of €28.01 for 50,000 warrants, 40,175 shares at a strike price of €27.37 for 40,175 warrants, 40,000 shares at a strike price of €18.68 for 40,000 warrants and 40,000 shares at a strike price of €24.34 for 40,000 warrants.